Income Taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Tonnage tax	€ 81	€ 0	€ 0
Denmark
Income Taxes
Tonnage tax	34	0	0
UK
Income Taxes
Tonnage tax	48
Cyprus
Income Taxes
Tonnage tax	€ 11	€ 5	€ 5